CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 3,425	$ 15,075
Prepaid expenses	16,000	32,200
Total current assets	19,425	47,275
Other assets
Mineral Rights	6,196,114	6,196,114
Total other assets	6,196,114	6,196,114
Total assets	6,215,539	6,243,389
Current liabilities
Accounts payable	158,337	143,939
Advanced deposits	25,000	0
Note payable	79,140	106,210
Total current liabilities	387,537	280,155
Long term liabilities
Warrant liability	603,127	999,820
Total long term liabilities	603,127	999,820
Total liabilities	990,664	1,279,975
Stockholders' equity
Preferred stock, $.0001 par value, 5,000,000 shares authorized, none outstanding	0	0
Common stock - $0.0001 par value; 250,000,000 shares authorized, 136,091,400 issued and outstanding	13,609	13,609
Additional paid in capital	16,674,603	16,652,603
Accumulated deficit	(11,463,337)	(11,702,798)
Total stockholders' equity	5,224,875	4,963,414
Total liabilities and stockholders' equity	$ 6,215,539	$ 6,243,389